Fair Value Measurements - Convertible Notes at Fair Value (Details) $ in Thousands	1 Months Ended	3 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Jul. 21, 2023 USD ($)	Sep. 30, 2022 USD ($)	Jul. 21, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2023
Fair Value Measurements
(Expense) related to the (increase) in the fair value of the convertible notes	$ 2,582	$ (666)	$ (3,528)	$ 15,261	$ (4,416)	$ 795
Principal amount outstanding under the convertible notes					111,000	67,500
Estimated fair value of convertible notes					$ 131,300	$ 86,400
Convertible notes, measurement input, extensible enumeration					Discount rate		Discount rate
Minimum | Discount rate
Fair Value Measurements
Convertible notes, measurement input					0.20	0.15
Maximum | Discount rate
Fair Value Measurements
Convertible notes, measurement input					0.40	0.28